     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 29, 2012

                                                             FILE NO. 333-176152

                                                                       811-09295

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

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POST-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 2                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 378                                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-6085

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                               THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on April 18, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , 2008 pursuant to paragraph (a)(1) of Rule 485
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to this Registration Statement on Form N-4 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 1 to April 18, 2012. This Amendment incorporates by reference the Prospectus and Statement of Additional Information and Part C contained in Post-Effective Amendment No. 1 to this Registration Statement on Form N-4 as filed on February 1, 2012.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of March, 2012.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters*                     *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       John C. Walters,                            Sarah M. Patterson
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement as filed on February 1, 2012 (File No. 333-176152).

David G. Bedard, Chief Financial Officer,
 Senior Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                         *By:   /s/ Sarah M. Patterson
                                                                          -----------------------------------
David N. Levenson, Chief Executive Officer,                               Sarah M. Patterson
 President, Chairman of the Board, Director*                              Attorney-in-Fact
Mark J. Niland, Senior Vice President, Director*                   Date:  March 29, 2012

333-176152